RECENT ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Recent Activities
RECENT ACTIVITIES

15. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to June 30, 2013 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

On July 1, 2013, New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans held in private label securitizations (“PLS”) with a UPB of $43 billion, which represents approximately 45% of the total PLS UPB associated with the transaction (Pool 10). New Residential invested approximately $53 million to acquire one-third of the Excess MSRs on this portfolio.

On July 15, 2013 New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans held in PLS with a UPB of $4.0 billion, which represents approximately 4.2% of the total PLS UPB associated with the transaction (Pool 10). New Residential invested approximately $12 million to acquire one-third of the Excess MSRs on this portfolio.

On July 18, 2013 New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of the previously announced transaction between Nationstar and Bank of America (See Note 6). This closing relates to loans that are owned, insured or guaranteed by GNMA with a UPB of about $34.7 billion, which represents all of the GNMA UPB associated with the transaction (Pool 9). New Residential invested approximately $65 million to acquire one-third of the Excess MSRs on this portfolio.

On August 1, 2013, a subsidiary of New Residential entered into a $350 million master repurchase agreement collateralized by its Non-Agency RMBS. New Residential has guaranteed all of the obligations of its subsidiary under the master repurchase agreement. This agreement is subject to customary loan covenants and events of default provisions including an event of default if New Residential’s market capitalization declines 50%, as well as a covenant requiring New Residential to maintain two to one indebtness to tangible net worth. The repurchase agreement has a one year term, expiring in August 2014, and is not subject to margin call provisions. The financing bears interest at LIBOR plus an applicable margin as stated below:

Monthly Payment Date	Applicable Margin
August 2013 through October 2013	2.25%
November 2013 through January 2014	2.50%
February 2014 through April 2014	3.00%
May 2014 through August 2014	3.50%

11. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to December 31, 2012 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

Subsequent to December 31, 2012, New Residential acquired approximately $391.7 million face amount of Non-Agency RMBS for approximately $242.8 million. These Non-Agency RMBS are serviced by Nationstar.

On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans with a UPB of approximately $13 billion as of November 30, 2012.

Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential invested approximately $27.3 million for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

On January 6, 2013 New Residential, through a joint venture, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations, and the remainder are owned, insured or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association (“Ginnie Mae”). Nationstar has agreed to acquire the related servicing rights from Bank of America. New Residential committed to invest approximately $340 million (based on the November 30, 2012 UPB) for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations. On January 31, 2013, New Residential completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac. There can be no assurance that New Residential will complete this investment as anticipated or at all.

On January 28, 2013, New Residential extended all of its existing repurchase agreements to April 29, 2013. The repurchase agreements had an outstanding principal balance of approximately $158.0 million on April 3, 2013.

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in residential mortgage loans with a UPB of approximately $83 million as of December 31, 2012. New Residential has invested approximately $35 million to acquire a 70% interest in the mortgage loans. Nationstar has co-invested pari passu with New Residential in 30% of the mortgage loans and will be the servicer of the loans performing all servicing and advancing functions and retaining the ancillary income, servicing obligations and liabilities as the servicer.

On March 5, 2013, New Residential agreed to co-invest in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio includes over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. On April 1, 2013, New Residential completed this co-investment through newly formed limited liability companies (collectively, “the consumer loan companies”). The consumer loan companies acquired the portfolio from HSBC Finance Corporation and its affiliates. New Residential invested approximately $250 million for 30% membership interests in each of the consumer loan companies. Of the remaining 70% of the membership interests, Springleaf Finance, Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by our Manager, acquired 47%, and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C. acquired 23%. Springleaf will act as the managing member of the consumer loan companies. The consumer loan companies financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. The consumer loan companies were formed on March 19, 2013, for the purpose of making this investment and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio.

From March 25, 2013 to April 2, 2013, Newcastle contributed to New Residential approximately $1.0 billion face amount of Agency RMBS. New Residential financed these Agency RMBS with approximately $1.0 billion of repurchase agreements. The counterparties of these repurchase agreements are Goldman Sachs & Co., Barclays Capital Inc., Citigroup Global Markets, Inc., Nomura Securities International, Inc. and Morgan Stanley & Co. LLC.